NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
NET REVENUES
Schedule of net revenues

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Tuition fee	1,786,230	2,281,098	2,316,428
Certification service fee	41,961	60,892	123,064
Loan referral service fee	7,801	6,332	691
Others	53,135	37,383	20,749
Business taxes and surcharges	(4,252)	(7,070)	(5,361)
Total net revenues	1,884,875	2,378,635	2,455,571

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	102,897	104,607	144,504
Services transferred over time	1,781,978	2,274,028	2,311,067
Total net revenues	1,884,875	2,378,635	2,455,571

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Guarantee service	13,008	7,885	12,503